LOSS PER SHARE	3 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
LOSS PER SHARE
13.	LOSS PER SHARE

Basic and diluted net loss per share for each period presented are calculated as follows:

	For the Three Months Ended March 31,
	2014		2015
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted (In millions of US$)		(7.2)		(20.4)

Denominator:
Weighted-average number of shares outstanding—basic and diluted		3,701,145,330		4,005,718,692

Basic and diluted net loss per share	US$	(0.002)	US$	(0.005)

In these unaudited interim condensed consolidated financial statements, the historical issued and outstanding ordinary shares of Q CELLS (3,302,051 ordinary shares for all periods presented prior to the Transaction) have been recast (as 3,701,145,330 ordinary shares of the Company for all periods prior to the Transaction) in all periods presented.

For the three months ended March 31, 2015, the potential dilutive effect in relation to the stock options, unvested RSUs and convertible bonds were excluded as they have an anti-dilutive effect. The redeemable shares have been excluded in both basic and diluted net loss per share as they are not entitled to the earnings of the Company.